UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Vincent P. Corti

American Funds Global Balanced Fund

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

 American Funds Global Balanced FundSM
Investment portfolio

January 31, 2013 unaudited

Common stocks — 59.95%	Shares	Value (000)

CONSUMER STAPLES — 9.25%
Altria Group, Inc.	1,957,200	$ 65,919
Philip Morris International Inc.	602,800	53,143
Nestlé SA	545,000	38,268
Reynolds American Inc.	833,000	36,635
Anheuser-Busch InBev NV	327,498	28,415
British American Tobacco PLC	460,550	23,980
Pernod Ricard SA	188,000	23,536
Lorillard, Inc.	546,174	21,339
Green Mountain Coffee Roasters, Inc.[1]	257,000	11,701
Mead Johnson Nutrition Co.	150,000	11,400
Danone SA	128,020	8,872
Kraft Foods Group, Inc.	175,700	8,121
Carlsberg A/S, Class B	75,790	8,110
Wesfarmers Ltd.	53,795	2,109
		341,548

HEALTH CARE — 8.58%
Novartis AG	1,499,550	102,162
Amgen Inc.	722,700	61,762
AbbVie Inc.	1,232,800	45,231
GlaxoSmithKline PLC	1,274,100	29,210
Gilead Sciences, Inc.[1]	696,400	27,473
Stryker Corp.	237,200	14,860
Bayer AG	138,110	13,629
Hologic, Inc.[1]	423,995	10,108
Sonic Healthcare Ltd.	691,700	9,860
Abbott Laboratories	71,800	2,433
		316,728

CONSUMER DISCRETIONARY — 7.21%
DIRECTV[1]	670,000	34,264
Home Depot, Inc.	503,200	33,674
Cie. Financière Richemont SA, Class A, non-registered shares	295,100	24,272
Marks and Spencer Group PLC	3,950,600	23,791
General Motors Co.[1]	845,000	23,736
Virgin Media Inc.	483,300	19,037
Ford Motor Co.	1,200,000	15,540
Swatch Group Ltd, non-registered shares	28,185	15,467
Kohl’s Corp.	295,000	13,656
Bayerische Motoren Werke AG	128,370	12,924
Kingfisher PLC	2,747,630	11,753
Whitbread PLC	284,800	11,608
Mattel, Inc.	281,900	10,608
SJM Holdings Ltd.	2,411,000	6,575
British Sky Broadcasting Group PLC	368,600	4,779
SES SA, Class A (FDR)	145,900	4,466
		266,150

FINANCIALS — 6.17%
AIA Group Ltd.	6,867,400	27,318
JPMorgan Chase & Co.	550,000	25,877
Citigroup Inc.	585,000	24,664
Société Générale[1]	530,000	23,946
Agricultural Bank of China, Class H	41,907,000	22,803
Prudential PLC	1,454,700	22,103
Credit Suisse Group AG	731,300	21,616
Link Real Estate Investment Trust	4,035,000	20,967
HSBC Holdings PLC (Hong Kong)	1,000,500	11,373
HSBC Holdings PLC (United Kingdom)	698,000	7,947
Westfield Group	1,643,480	19,160
		227,774

INFORMATION TECHNOLOGY — 5.49%
Microsoft Corp.	2,443,000	67,109
Google Inc., Class A1	26,000	19,648
Hewlett-Packard Co.	980,000	16,180
HOYA Corp.	789,000	15,229
Baidu, Inc., Class A (ADR)[1]	134,400	14,556
Oracle Corp.	394,800	14,019
Accenture PLC, Class A	180,000	12,940
Samsung Electronics Co. Ltd.	9,390	12,486
Avago Technologies Ltd.	343,800	12,298
Compal Electronics, Inc.	13,500,000	9,807
NetEase, Inc. (ADR)	183,500	8,518
		202,790

ENERGY — 4.99%
BP PLC	11,351,410	84,031
BP PLC (ADR)	84,200	3,749
Royal Dutch Shell PLC, Class B	1,285,620	46,774
Devon Energy Corp.	290,000	16,585
OJSC Gazprom (ADR)	1,435,000	13,518
Baker Hughes Inc.	275,000	12,298
Husky Energy Inc.	226,100	7,050
		184,005

TELECOMMUNICATION SERVICES — 4.86%
Vodafone Group PLC	16,645,000	45,432
SOFTBANK CORP.	983,900	35,076
Verizon Communications Inc.	784,400	34,208
OJSC Mobile TeleSystems (ADR)	1,307,031	25,696
Telefonica Deutschland Holding AG1	2,324,576	19,948
TeliaSonera AB	1,495,000	10,791
Singapore Telecommunications Ltd.	2,915,000	8,243
		179,394

INDUSTRIALS — 4.06%
General Dynamics Corp.	480,300	31,844
Hutchison Port Holdings Trust	21,800,000	17,876
Jardine Matheson Holdings Ltd.	218,500	14,161
United Continental Holdings, Inc.[1]	500,000	12,075
Southwest Airlines Co.	980,000	10,986
United Technologies Corp.	104,300	9,134
COSCO Pacific Ltd.	5,294,000	8,587
BAE Systems PLC	1,575,000	8,483
PACCAR Inc	169,900	7,995
Masco Corp.	419,200	7,709
Qantas Airways Ltd.[1]	4,800,000	7,658
Lockheed Martin Corp.	80,000	6,950
Babcock International Group PLC	379,900	6,254
		149,712

UTILITIES — 3.04%
National Grid PLC	6,182,974	67,810
GDF SUEZ	1,450,049	29,750
SSE PLC	650,000	14,628
		112,188

MATERIALS — 1.71%
Dow Chemical Co.	800,000	25,760
ArcelorMittal	765,000	13,103
AptarGroup, Inc.	230,000	11,852
Celanese Corp., Series A	150,000	7,032
Amcor Ltd.	613,350	5,373
		63,120

MISCELLANEOUS — 4.59%
Other common stocks in initial period of acquisition		169,500

Total common stocks (cost: $1,999,267,000)		2,212,909

	Principal amount
Convertible securities — 0.46%	(000)

FINANCIALS — 0.21%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF4,185	7,604

MISCELLANEOUS — 0.25%
Other convertible securities in initial period of acquisition		9,367

Total convertible securities (cost: $13,119,000)		16,971

Bonds & notes — 30.10%

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 13.88%
Japanese Government, Series 264, 1.50% 2014	¥ 415,000	4,643
Japanese Government, Series 269, 1.30% 2015	285,000	3,198
Japanese Government, Series 275, 1.40% 2015	290,000	3,292
Japanese Government, Series 14, 1.20% 2017[2]	2,982	36
Japanese Government, Series 289, 1.50% 2017	7,000	82
Japanese Government, Series 296, 1.50% 2018	3,545,000	41,593
Japanese Government, Series 310, 1.00% 2020	3,184,950	36,233
Japanese Government, Series 136, 1.60% 2032	255,000	2,741
Japanese Government, Series 21, 2.30% 2035	695,000	8,242
Japanese Government, Series 36, 2.00% 2042	200,000	2,209
United Mexican States Government, Series M10, 7.75% 2017	MXN294,500	26,273
United Mexican States Government 3.50% 2017[2]	40,443	3,526
United Mexican States Government, Series M, 6.50% 2021	150,500	13,060
United Mexican States Government, Series M20, 10.00% 2024	69,500	7,800
United Mexican States Government, Series M30, 10.00% 2036	233,860	27,388
United Mexican States Government 4.00% 2040[2]	19,980	2,061
German Government 4.25% 2014	€ 5,000	7,174
German Government 1.50% 2016[2]	561	842
German Government, Series 6, 4.00% 2016	4,850	7,375
German Government, Series 7, 4.00% 2018	2,685	4,220
German Government, Series 8, 4.25% 2018	5,100	8,175
German Government 1.75% 2020[2]	740	1,202
German Government 3.00% 2020	11,550	17,672
German Government 2.00% 2022	5,650	7,978
German Government 3.25% 2042	2,500	4,037
Polish Government, Series 0414, 5.75% 2014	PLN 9,650	3,214
Polish Government, Series 1017, 5.25% 2017	36,675	12,826
Polish Government 6.375% 2019	$150	186
Polish Government, Series 1020, 5.25% 2020	PLN47,000	16,845
Polish Government 5.125% 2021	$930	1,081
Polish Government, Series 1021, 5.75% 2021	PLN27,480	10,176
Polish Government 5.00% 2022	$800	922
Netherlands Government Eurobond 3.25% 2015	€23,450	34,056
Netherlands Government 1.00% 2017	$1,900	1,915
Netherlands Government Eurobond 4.00% 2019	€3,850	6,097
Swedish Government 1.00% 2014[3]	$900	909
Swedish Government, Series 1041, 6.75% 2014	SKr23,050	3,893
Swedish Government 3.50% 2015[2]	4,300	743
Swedish Government, Series 1049, 4.50% 2015	98,625	16,850
Swedish Government, Series 1047, 5.00% 2020	77,500	15,007
Swedish Government, Series 3104, 3.50% 2028[2]	10,474	2,399
United Kingdom 2.75% 2015	£ 225	373
United Kingdom 4.50% 2019	4,290	8,074
United Kingdom 4.75% 2020	25	48
United Kingdom 5.00% 2025	5,500	11,188
United Kingdom 4.75% 2038	1,800	3,616
Canadian Government 4.25% 2018	C$13,075	14,904
Austrian Government 3.65% 2022	€9,200	14,359
Singapore (Republic of) 3.625% 2014	S$5,660	4,792
Singapore (Republic of) 4.00% 2018	3,460	3,304
Singapore (Republic of) 2.25% 2021	5,870	5,085
Israeli Government 5.50% 2017	ILS13,650	4,095
Israeli Government, Series 5903, 4.00% 2021[2]	7,977	2,639
Israeli Government 4.00% 2022	$3,400	3,654
Israeli Government 4.25% 2023	ILS7,850	2,144
Chilean Government 3.875% 2020	$2,900	3,232
Chilean Government 5.50% 2020	CLP983,000	2,342
Chilean Government 3.25% 2021	$1,400	1,498
Chilean Government 6.00% 2021	CLP1,625,000	3,544
Chilean Government 3.00% 2022[2]	330,709	447
Chilean Government 3.00% 2022[2]	125,604	274
JPMorgan Chase & Co. 7.50% 2018[4]	RUB204,000	6,977
Russian Federation 5.00% 2020	$3,100	3,539
Norwegian Government 4.25% 2017	NKr44,150	8,842
South Korean Government 5.50% 2017	KRW4,792,750	4,899
Spanish Government 3.80% 2017	€3,450	4,745
Bahrain Government 5.50% 2020	$3,800	4,217
Peru (Republic of) 7.84% 2020	PEN4,800	2,346
Peru (Republic of) 5.20% 2023	4,000	1,695
State of Qatar 3.125% 2017[3]	$1,000	1,058
State of Qatar 5.25% 2020	1,300	1,537
State of Qatar 4.50% 2022[3]	1,000	1,141
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR30,000	2,731
Colombia (Republic of) Global 7.375% 2019	$1,000	1,292
Colombia (Republic of) Global 4.375% 2021	1,200	1,348
Bermudan Government 5.603% 2020	1,700	1,975
Bermudan Government 5.603% 2020[3]	100	116
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,701
Kingdom of Denmark 4.00% 2019	DKr6,000	1,301
Croatian Government 6.75% 2019	$1,100	1,267
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,249
Morocco Government 4.25% 2022[3]	500	514
		512,273

CORPORATE BONDS & NOTES — 7.72%
FINANCIALS — 2.27%
Goodman Funding Pty Ltd. 6.00% 2022[3]	7,875	8,808
JPMorgan Chase & Co. 3.45% 2016	500	533
JPMorgan Chase & Co. 3.20% 2023	5,690	5,667
Prologis, Inc. 6.625% 2019	3,590	4,339
Prologis, Inc. 6.875% 2020	980	1,202
Citigroup Inc. 4.587% 2015	2,370	2,578
Citigroup Inc. 4.45% 2017	2,025	2,225
HSBC Holdings PLC 6.00% 2019	€400	637
HSBC Holdings PLC 4.125% 2020[3]	$ 560	618
HSBC Holdings PLC 4.875% 2020	750	835
HSBC Holdings PLC 4.00% 2022	2,440	2,604
HSBC Holdings PLC 6.375% 2022[4]	£50	88
Murray Street Investment Trust I 4.647% 2017	$ 600	650
Goldman Sachs Group, Inc. 5.25% 2021	900	1,018
Goldman Sachs Group, Inc. 3.625% 2023	2,990	2,992
Barclays Bank PLC 6.00% 2018	€3,075	4,549
Bank of America Corp. 5.00% 2021	$1,500	1,681
Bank of America Corp. 3.30% 2023	2,880	2,847
Standard Chartered PLC 3.20% 2016[3]	2,300	2,426
Standard Chartered Bank 5.875% 2017	€1,200	1,875
Korea Development Bank 3.875% 2017	$3,150	3,416
Simon Property Group, LP 6.75% 2014	300	318
Simon Property Group, LP 4.20% 2015	576	611
Simon Property Group, LP 6.125% 2018	1,950	2,372
Westfield Group 7.125% 2018[3]	600	738
Westfield Group 6.75% 2019[3]	300	370
Westfield Group 4.625% 2021[3]	1,895	2,098
Wells Fargo & Co., Series I, 3.50% 2022	2,600	2,716
UBS AG 4.875% 2020	2,300	2,628
Kimco Realty Corp. 5.584% 2015	800	893
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,580
BNP Paribas 5.00% 2021	2,050	2,297
American International Group, Inc. 3.80% 2017	2,000	2,158
Nordea Bank AB 3.125% 2017[3]	2,000	2,118
Morgan Stanley 3.80% 2016	2,000	2,113
Royal Bank of Scotland PLC 6.934% 2018	€ 100	151
Royal Bank of Scotland Group PLC 5.50% 2020	1,200	1,924
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	1,974
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,790
Realogy Corp. 7.875% 2019[3]	1,375	1,519
Lloyds TSB Bank PLC 6.50% 2020	€500	745
AvalonBay Communities, Inc. 2.85% 2023	$ 450	439
ERP Operating LP 4.75% 2020	250	280
The Export-Import Bank of Korea 4.375% 2021	200	220
Banco de Crédito del Perú 5.375% 2020[3]	125	141
		83,781

ENERGY — 1.20%
Gazprom OJSC 5.092% 2015[3]	1,100	1,171
Gazprom OJSC 5.875% 2015	€1,950	2,889
Gazprom OJSC 4.95% 2022[3]	$ 900	945
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,989
Gazprom OJSC 7.288% 2037	4,530	5,685
Reliance Holdings Ltd. 5.40% 2022[3]	875	973
Reliance Holdings Ltd. 6.25% 2040	3,170	3,612
Reliance Holdings Ltd. 6.25% 2040[3]	1,970	2,245
Petrobras International Finance Co. 5.375% 2021	4,565	5,025
Statoil ASA 3.125% 2017	1,460	1,576
Statoil ASA 3.15% 2022	1,200	1,262
StatoilHydro ASA 2.45% 2023	1,860	1,814
Total Capital International 2.875% 2022	2,350	2,408
Transocean Inc. 5.05% 2016	1,900	2,123
Shell International Finance BV 4.00% 2014	25	26
Shell International Finance BV 1.125% 2017	2,000	1,998
Pemex Project Funding Master Trust 5.75% 2018	700	810
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	30
Petróleos Mexicanos 6.50% 2041	675	798
Ras Laffan Liquefied Natural Gas III 5.50% 2014	1,350	1,443
PTT Exploration & Production Ltd. 5.692% 2021[3]	1,000	1,163
BG Energy Capital PLC 2.875% 2016[3]	905	964
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[3,5]	823	860
Enbridge Inc. 5.60% 2017	500	573
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	380	428
TransCanada PipeLines Ltd. 6.50% 2018	125	156
TransCanada PipeLines Ltd. 7.125% 2019	125	160
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	150	172
		44,298

TELECOMMUNICATION SERVICES — 1.01%
Sprint Nextel Corp. 9.125% 2017	5,525	6,520
Sprint Nextel Corp. 11.50% 2021	4,075	5,588
Frontier Communications Corp. 8.25% 2017	5,500	6,394
MTS International Funding Ltd. 8.625% 2020	4,635	5,878
Deutsche Telekom International Finance BV 3.125% 2016[3]	700	737
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,280
Deutsche Telekom International Finance BV 6.00% 2017	€750	1,186
AT&T Inc. 6.125% 2015	400	603
AT&T Inc. 2.40% 2016	$1,600	1,670
Koninklijke KPN NV 3.75% 2020	€1,550	2,174
Telecom Italia Capital SA 7.175% 2019	$1,300	1,556
América Móvil, SAB de CV 2.375% 2016	1,250	1,299
France Télécom 5.00% 2016	£50	86
France Télécom 5.625% 2018	€500	802
Vodafone Group PLC 1.625% 2017	$ 600	608
Verizon Communications Inc. 3.00% 2016	400	426
Telefónica Emisiones, SAU 5.134% 2020	350	371
		37,178

CONSUMER STAPLES — 0.81%
Anheuser-Busch InBev NV 0.665% 2014[4]	1,225	1,230
Anheuser-Busch InBev NV 1.25% 2018	900	894
Anheuser-Busch InBev NV 6.875% 2019	2,780	3,617
Anheuser-Busch InBev NV 7.75% 2019	1,460	1,930
Anheuser-Busch InBev NV 2.625% 2023	3,650	3,608
Marfrig Holdings (Europe) BV 9.875% 2017[3]	4,000	3,950
Altria Group, Inc. 4.75% 2021	3,300	3,676
Philip Morris International Inc. 2.90% 2021	1,850	1,893
PepsiCo, Inc. 2.50% 2016	1,700	1,786
SABMiller Holdings Inc. 2.45% 2017[3]	1,680	1,739
Coca-Cola Co. 1.80% 2016	1,600	1,654
Reynolds American Inc. 3.25% 2022	1,400	1,389
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,065
ConAgra Foods, Inc. 1.90% 2018	710	714
Kraft Foods Inc. 6.125% 2018	425	513
Procter & Gamble Co. 1.45% 2016	310	317
Fortune Brands, Inc. 6.375% 2014	161	173
		30,148

CONSUMER DISCRETIONARY — 0.69%
Li & Fung Ltd. 6.00% 2049[4]	10,000	10,186
Time Warner Inc. 4.75% 2021	2,500	2,832
Time Warner Inc. 3.40% 2022	950	976
Comcast Corp. 5.90% 2016	2,235	2,559
Comcast Corp. 2.85% 2023	1,000	986
Ford Motor Credit Co. 2.375% 2018	2,350	2,322
NBCUniversal Media, LLC 4.375% 2021	1,200	1,324
Volkswagen International Finance NV 0.918% 2014[3,4]	1,000	1,003
Time Warner Cable Inc. 5.00% 2020	875	1,002
DaimlerChrysler North America Holding Corp. 3.16% 2014	C$800	815
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	$599	697
BMW Group 3.875% 2017	€250	370
McDonald’s Corp. 3.50% 2020	$ 150	164
		25,236

HEALTH CARE — 0.57%
Roche Holdings, Inc. 5.00% 2014[3]	4,645	4,872
Roche Holdings, Inc. 6.00% 2019[3]	2,800	3,465
Novartis Capital Corp. 2.90% 2015	3,050	3,205
Novartis Securities Investment Ltd. 5.125% 2019	2,275	2,715
Novartis Capital Corp. 2.40% 2022	750	735
Boston Scientific Corp. 6.00% 2020	1,920	2,225
Amgen Inc. 2.50% 2016	1,850	1,940
AbbVie Inc. 2.90% 2022[3]	1,880	1,863
Schering-Plough Corp. 6.00% 2017	25	30
		21,050

MATERIALS — 0.47%
ArcelorMittal 10.35% 2019[4]	9,362	11,772
Rio Tinto Finance (USA) Ltd. 2.50% 2016	2,300	2,405
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,105
Teck Resources Ltd. 3.15% 2017	1,500	1,560
Cliffs Natural Resources Inc. 4.875% 2021	535	529
		17,371

INDUSTRIALS — 0.27%
General Electric Capital Corp. 2.30% 2017	1,135	1,170
GE Capital European 5.375% 2020	€1,500	2,430
General Electric Capital Corp. 3.10% 2023	$2,955	2,926
Ply Gem Industries, Inc. 8.25% 2018	1,330	1,453
ENA Norte Trust 4.95% 2028[3,5]	1,189	1,227
Volvo Treasury AB 5.95% 2015[3]	200	219
Volvo Treasury AB 5.00% 2017	€300	458
		9,883

UTILITIES — 0.25%
National Grid PLC 6.30% 2016	$1,710	$ 1,986
E.ON International Finance BV 5.80% 2018[3]	1,325	1,589
Enel Finance International SA 3.875% 2014[3]	1,400	1,447
Enersis SA 7.375% 2014	1,325	1,395
CEZ, a s 4.25% 2022[3]	945	999
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	416
PSEG Power LLC 2.75% 2016	$315	329
Hydro One Inc. 5.49% 2040	C$200	253
Colbun SA 6.00% 2020[3]	$200	226
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	221
Veolia Environnement 6.00% 2018	125	146
Scottish and Southern Energy PLC 6.125% 2013	€100	139
		9,146

INFORMATION TECHNOLOGY — 0.18%
First Data Corp. 8.75% 2022[3,4,6]	$ 2,420	2,529
International Business Machines Corp. 1.95% 2016	1,535	1,594
Samsung Electronics America, Inc. 1.75% 2017[3]	1,500	1,514
Cisco Systems, Inc. 0.56% 2014[4]	1,000	1,003
		6,640

Total corporate bonds & notes		284,731

U.S. TREASURY BONDS & NOTES — 4.41%
U.S. TREASURY — 3.02%
U.S. Treasury 0.25% 2015	11,600	11,584
U.S. Treasury 1.75% 2015	11,750	12,162
U.S. Treasury 4.50% 2016	14,750	16,561
U.S. Treasury 7.50% 2016	2,650	3,335
U.S. Treasury 8.875% 2017	500	681
U.S. Treasury 3.50% 2018	38,255	43,206
U.S. Treasury 3.50% 2020	2,000	2,289
U.S. Treasury 3.125% 2021	875	975
U.S. Treasury 1.75% 2022	700	692
U.S. Treasury 6.50% 2026	3,200	4,731
U.S. Treasury 4.625% 2040	5,600	7,266
U.S. Treasury 3.125% 2042	8,030	8,022
		111,504

U.S. TREASURY INFLATION-PROTECTED SECURITIES[2] — 1.39%
U.S. Treasury Inflation-Protected Security 2.00% 2014	374	387
U.S. Treasury Inflation-Protected Security 1.875% 2015	592	651
U.S. Treasury Inflation-Protected Security 0.125% 2017	3,345	3,602
U.S. Treasury Inflation-Protected Security 2.375% 2017	1,370	1,600
U.S. Treasury Inflation-Protected Security 0.125% 2022	39,976	43,220
U.S. Treasury Inflation-Protected Security 0.75% 2042	1,936	2,060
		51,520

Total U.S. Treasury bonds & notes		163,024

MORTGAGE-BACKED OBLIGATIONS[5] — 4.09%
Fannie Mae 3.50% 2025	290	306
Fannie Mae 3.50% 2026	738	782
Fannie Mae 3.50% 2026	714	756
Fannie Mae 3.50% 2026	308	326
Fannie Mae 4.00% 2026	1,361	1,452
Fannie Mae 4.00% 2026	546	583
Fannie Mae 2.00% 2028	4,700	4,755
Fannie Mae 2.50% 2028	19,200	19,890
Fannie Mae 3.00% 2028	17,500	18,348
Fannie Mae 3.00% 2028	3,400	3,570
Fannie Mae 3.50% 2028	12,250	12,960
Fannie Mae 4.00% 2028	601	642
Fannie Mae 5.50% 2028	1,817	1,976
Fannie Mae 6.00% 2037	964	1,054
Fannie Mae 5.00% 2040	1,017	1,109
Fannie Mae 6.00% 2040	134	147
Fannie Mae 4.00% 2041	3,405	3,756
Fannie Mae 4.00% 2041	464	494
Fannie Mae 4.00% 2041	337	358
Fannie Mae 4.00% 2041	299	318
Fannie Mae 4.00% 2041	93	99
Fannie Mae 4.50% 2041	1,419	1,531
Fannie Mae 4.50% 2041	1,277	1,375
Fannie Mae 4.50% 2041	1,089	1,175
Fannie Mae 4.50% 2041	1,017	1,098
Fannie Mae 5.00% 2041	8,852	9,946
Fannie Mae 5.00% 2041	1,476	1,659
Fannie Mae 3.50% 2042	4,778	5,078
Fannie Mae 3.00% 2043	11,200	11,571
Fannie Mae 3.50% 2043	10,050	10,604
Fannie Mae 4.50% 2043	15,200	16,319
Fannie Mae 6.00% 2043	850	928
Freddie Mac 5.00% 2041	3,711	4,184
Freddie Mac 5.00% 2041	1,820	2,052
Government National Mortgage Assn. 3.50% 2043	3,600	3,863
Nordea Hypotek AB 4.00% 2014	SKr21,800	3,553
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,264
		150,881

Total bonds & notes (cost: $1,078,180,000)		1,110,909

Short-term securities — 11.22%

Freddie Mac 0.15%–0.16% due 2/11–8/20/2013	$152,000	151,936
U.S. Treasury Bills 0.136%–0.138% due 3/21–6/6/2013	47,000	46,990
Toyota Motor Credit Corp. 0.14%–0.18% due 2/7–3/5/2013	29,400	29,398
Québec (Province of) 0.16% due 2/19/2013[3]	29,100	29,097
Federal Home Loan Bank 0.085%–0.14% due 2/6–3/20/2013	28,100	28,099
General Electric Co. 0.11% due 2/1/2013	27,850	27,850
Fannie Mae 0.12% due 2/14/2013	20,000	19,999
Siemens Capital Co. LLC 0.14% due 3/27/2013[3]	20,000	19,996
Province of Ontario 0.14% due 4/16/2013	20,000	19,990
GlaxoSmithKline Finance PLC 0.17% due 2/13/2013[3]	15,700	15,698
International Bank for Reconstruction and Development 0.15% due 2/6/2013	15,000	15,000
Gotham Funding Corp. 0.21% due 4/16/2013[3]	10,000	9,995

Total short-term securities (cost: $414,020,000)		414,048

Total investment securities (cost: $3,504,586,000)		3,754,837
Other assets less liabilities		(63,885)

Net assets		$3,690,952

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation) at

			Receive	Deliver	1/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Euros	2/12/2013	HSBC Bank	€7,004	$9,155	$ 356
Euros	2/15/2013	JPMorgan Chase	€6,823	$9,115	151
Euros	2/25/2013	UBS AG	€3,609	$4,800	101
Euros	2/28/2013	Barclays Bank PLC	€6,892	$9,294	66
Japanese yen	2/12/2013	HSBC Bank	¥443,950	$5,063	(208)
Japanese yen	2/12/2013	Barclays Bank PLC	¥2,260,000	$25,693	(977)
					$ (511)

Sales:
British pounds	2/19/2013	Citibank	¥854,237	£5,980	$ (141)
Euros	2/22/2013	Citibank	¥1,229,259	€10,400	(678)
					$ (819)

Forward currency contracts — net					$(1,330)

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $137,718,000, which represented 3.73% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer staples	$ 341,548	$ —	$—	$ 341,548
Health care	316,728	—	—	316,728
Consumer discretionary	266,150	—	—	266,150
Financials	227,774		—	227,774
Information technology	202,790	—	—	202,790
Energy	184,005	—	—	184,005
Telecommunication services	179,394	—	—	179,394
Industrials	149,712	—	—	149,712
Utilities	112,188	—	—	112,188
Materials	63,120	—	—	63,120
Miscellaneous	169,500	—	—	169,500
Convertible securities	—	16,971	—	16,971
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	512,273	—	512,273
Corporate bonds & notes	—	284,731	—	284,731
U.S.Treasury bonds & notes	—	163,024	—	163,024
Mortgage-backed obligations	—	150,881	—	150,881
Short-term securities	—	414,048	—	414,048
Total	$2,212,909	$1,541,928	$—	$3,754,837

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 674	$—	$ 674
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,004)	—	(2,004)
Total	$—	$(1,330)	$—	$(1,330)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 300,568
Gross unrealized depreciation on investment securities	(60,579)
Net unrealized appreciation on investment securities	239,989
Cost of investment securities for federal income tax purposes	3,514,848

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

ILS = Israeli shekels

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

NKr = Norwegian kroner

PEN = Peru nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-037-0313O-S32781

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 28, 2013